Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities
Other liabilities

Note 10 – Other liabilities

Other liabilities were mainly formed from convertible promissory note. As of December 31, 2024 and 2023, the balance of other liabilities were $2,856,120 and nil, respectively. The outstanding balances were converted to common stock on January 24, 2025.